Operating Leases, Purchase Obligations and Other Commitments (Details) - Dec. 31, 2014 $ in Millions		USD ($) $ / bbl
Annual Lease Payments
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity
2015 Minimum	[1]	$ 295
2016 Minimum	[1]	306
2017 Minimum	[1]	249
2018 Minimum	[1]	229
2019 Minimum	[1]	202
Thereafter, minimum	[1]	421
Total minimum	[1]	1,702
Crude oil Supply Commitments
Purchase Obligations and Other Commitments
2015 Minimum	[2]	3,503
2016 Minimum	[2]	1,200
2017 Minimum	[2]	807
2018 Minimum	[2]	831
2019 Minimum	[2]	884
Thereafter, minimum	[2]	789
Total minimum	[2]	$ 8,014
Crude oil Supply Commitments | Maximum
Purchase Obligations and Other Commitments
Pricing per barrel under commitments | $ / bbl		67
Crude oil Supply Commitments | Minimum
Purchase Obligations and Other Commitments
Pricing per barrel under commitments | $ / bbl		43
Annual Take-or-Pay Payments
Purchase Obligations and Other Commitments
2015 Minimum		$ 315
2016 Minimum		273
2017 Minimum		188
2018 Minimum		143
2019 Minimum		131
Thereafter, minimum		281
Total minimum		$ 1,331

[1]	Includes operating leases having initial or remaining noncancellable lease terms in excess of one year
[2]	Prices under the term agreements typically fluctuate with market prices. Using exchange-traded crude future pricing as of December 31, 2014, ranging by crude oil type from $43 per barrel to $67 per barrel.